Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share of Common Stock - Rosecliff Acquisition Corp I [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A
Numerator:
Allocation of net income (loss)	$ 8,816,873	$ (1,674,526)
Denominator:
Basic weighted average shares outstanding	25,095,264	21,972,877
Basic net income (loss) per share of common stock	$ 0.35	$ (0.08)
Class B
Numerator:
Allocation of net income (loss)	$ 2,222,201	$ (473,752)
Denominator:
Basic weighted average shares outstanding	6,325,000	6,216,507
Basic net income (loss) per share of common stock	$ 0.35	$ (0.08)